Investee Companies and other investments (Schedule of Identifiable Assets Acquired And Liabilities Assumed) (Details) - Italian indirect wholly-owned subsidiaries [Member] € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of subsidiaries [line items]
Trade and other receivables	€ 1,243
Deferred tax	488
Right of use asset	355
Fixed assets, net	13,961
Trade and other payables	(1,717)
Lease liability	(355)
Loans and borrowings	(6,511)
Net identifiable assets	€ 7,464